Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of foreign currency exchange for translation of assets and liabilities
The following rates of exchange for the U.S. dollar have been used for translation of assets and liabilities for subsidiaries whose functional currency is not the U.S. dollar at December 31, 2019 and 2018:

Currency	Closing Rate 2019	Closing Rate 2018
Swedish kronor	9.3210	8.9397
British pound	0.7568	0.7850
Euro	0.8912	0.8734
Canadian dollar	1.3003	1.3614